Quarterly Holdings Report
for

Fidelity® Contrafund®

March 31, 2021

CON-QTLY-0521
1.799873.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 20.5%
Entertainment - 4.3%
Activision Blizzard, Inc.	11,055,821	$1,028,191
Netflix, Inc. (a)	6,507,327	3,394,612
Nintendo Co. Ltd.	130,190	73,380
Sea Ltd. ADR (a)	57,791	12,901
Skillz, Inc. (a)(b)	1,000,598	19,051
Spotify Technology SA (a)	690,991	185,151
Take-Two Interactive Software, Inc. (a)	505,502	89,322
The Walt Disney Co. (a)	4,490,131	828,519
		5,631,127
Interactive Media & Services - 15.1%
Alphabet, Inc.:
Class A (a)	1,703,244	3,512,975
Class C (a)	1,580,826	3,270,144
Bumble, Inc. (b)	1,309,998	81,718
Facebook, Inc. Class A (a)	41,874,746	12,333,373
Kuaishou Technology Class B (c)	889,577	30,896
Match Group, Inc. (a)	693,560	95,281
NAVER Corp.	79,769	26,807
Snap, Inc. Class A (a)	5,844,050	305,585
Tencent Holdings Ltd.	1,414,774	112,910
Twitter, Inc. (a)	768,164	48,878
Zoominfo Technologies, Inc.	788,741	38,569
		19,857,136
Media - 0.5%
Charter Communications, Inc. Class A (a)	508,951	314,033
Comcast Corp. Class A	4,960,016	268,386
Discovery Communications, Inc. Class A (a)(b)	725,838	31,545
		613,964
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	6,883,464	862,429

TOTAL COMMUNICATION SERVICES		26,964,656

CONSUMER DISCRETIONARY - 14.2%
Automobiles - 0.4%
General Motors Co.	4,040,312	232,156
Hyundai Motor Co.	651,600	126,756
Rad Power Bikes, Inc. (d)(e)	2,588,458	12,486
Tesla, Inc. (a)	20,520	13,706
Toyota Motor Corp.	2,510,777	195,389
		580,493
Diversified Consumer Services - 0.1%
Chegg, Inc. (a)	322,434	27,620
H&R Block, Inc.	1,808,575	39,427
		67,047
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc.	1,935,340	345,541
Chipotle Mexican Grill, Inc. (a)	220,012	312,597
Deliveroo Holdings PLC	43,406,200	154,809
Deliveroo Holdings PLC (a)	9,575,200	51,481
Evolution Gaming Group AB (c)	772,255	113,715
Flutter Entertainment PLC (Ireland)	90,970	19,555
Hilton Worldwide Holdings, Inc.	788,231	95,313
Penn National Gaming, Inc. (a)	506,716	53,124
Starbucks Corp.	800,421	87,462
		1,233,597
Household Durables - 0.8%
D.R. Horton, Inc.	2,994,323	266,854
Garmin Ltd.	1,013,726	133,660
Lennar Corp. Class A	2,833,815	286,867
Mohawk Industries, Inc. (a)	560,122	107,717
Sony Corp.	1,353,031	143,196
Tempur Sealy International, Inc.	805,390	29,445
Whirlpool Corp.	120,662	26,588
		994,327
Internet & Direct Marketing Retail - 9.3%
Alibaba Group Holding Ltd. (a)	6,006,387	170,657
Alibaba Group Holding Ltd. sponsored ADR (a)	91,619	20,773
Amazon.com, Inc. (a)	3,596,868	11,128,997
Coupang Corp. unit (d)	2,489,211	110,558
Coupang, Inc. Class A (a)(b)	1,110,545	54,805
Doordash, Inc.	963,350	120,008
eBay, Inc.	7,107,219	435,246
JD.com, Inc. Class A	2,310,227	97,428
Meituan Class B (a)(c)	427,988	16,417
The Booking Holdings, Inc. (a)	10,558	24,598
Wayfair LLC Class A (a)	286,723	90,246
Zomato Pvt Ltd. (d)(e)	1,677	8,941
ZOZO, Inc.	809,920	23,993
		12,302,667
Specialty Retail - 1.6%
Academy Sports & Outdoors, Inc. (b)	1,237,343	33,396
Best Buy Co., Inc.	1,395,469	160,214
Burlington Stores, Inc. (a)	148,462	44,360
Cazoo Holdings Ltd. (d)(e)	579,926	8,495
Dick's Sporting Goods, Inc.	493,609	37,588
L Brands, Inc.	532,276	32,927
Lowe's Companies, Inc.	899,841	171,132
National Vision Holdings, Inc. (a)	471,272	20,656
O'Reilly Automotive, Inc. (a)	25,963	13,170
RH (a)	21,270	12,690
The Home Depot, Inc.	4,095,344	1,250,104
TJX Companies, Inc.	3,573,030	236,356
Williams-Sonoma, Inc.	496,272	88,932
		2,110,020
Textiles, Apparel & Luxury Goods - 1.1%
Allbirds, Inc. (a)(d)(e)	867,565	9,960
Deckers Outdoor Corp. (a)	601,651	198,798
Dr. Martens Ltd. (a)	11,937,027	74,580
Hermes International SCA	10,329	11,435
Levi Strauss & Co. Class A (b)	557,687	13,334
lululemon athletica, Inc. (a)	253,556	77,768
LVMH Moet Hennessy Louis Vuitton SE	38,741	25,877
NIKE, Inc. Class B	6,643,234	882,819
On Holding AG (a)(d)(e)	2,600	47,182
Tapestry, Inc.	1,442,310	59,438
		1,401,191

TOTAL CONSUMER DISCRETIONARY		18,689,342

CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	7,578	9,141
Constellation Brands, Inc. Class A (sub. vtg.)	876,930	199,940
Keurig Dr. Pepper, Inc.	1,834,200	63,041
Monster Beverage Corp. (a)	914,662	83,317
PepsiCo, Inc.	871,477	123,270
The Coca-Cola Co.	3,040,710	160,276
		638,985
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	3,063,105	1,079,683
Walmart, Inc.	996,078	135,297
		1,214,980
Food Products - 0.0%
Bunge Ltd.	450,845	35,738
Freshpet, Inc. (a)	67,554	10,728
		46,466
Household Products - 0.0%
Colgate-Palmolive Co.	32,485	2,561
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	4,762,545	1,385,186
L'Oreal SA (a)	198,565	76,067
L'Oreal SA (a)	196,028	75,095
		1,536,348

TOTAL CONSUMER STAPLES		3,439,340

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd.	1,401,040	43,312
Hess Corp.	1,501,688	106,259
Reliance Industries Ltd.	8,471,039	231,971
		381,542
FINANCIALS - 11.5%
Banks - 3.0%
Bank of America Corp.	37,448,958	1,448,900
Citigroup, Inc.	1,303,187	94,807
HDFC Bank Ltd. (a)	1,274,400	26,074
HDFC Bank Ltd. sponsored ADR (a)	578,501	44,944
JPMorgan Chase & Co.	8,901,987	1,355,149
Kotak Mahindra Bank Ltd. (a)	4,574,666	109,632
M&T Bank Corp.	964,167	146,177
Royal Bank of Canada	3,591,780	331,169
SVB Financial Group (a)	21,352	10,541
The Toronto-Dominion Bank	4,565,168	297,733
Wells Fargo & Co.	2,213,318	86,474
		3,951,600
Capital Markets - 1.4%
BlackRock, Inc. Class A	766,825	578,155
Brookfield Asset Management, Inc. (Canada) Class A	618,011	27,490
Goldman Sachs Group, Inc.	913,002	298,552
Moody's Corp.	66,521	19,864
Morgan Stanley	9,708,865	753,990
MSCI, Inc.	453,870	190,299
		1,868,350
Consumer Finance - 0.2%
Capital One Financial Corp.	2,418,500	307,706
Diversified Financial Services - 5.6%
Berkshire Hathaway, Inc. Class A (a)	19,061	7,351,866
Coinbase, Inc. (a)(d)(e)	109,100	40,694
Rapyd Financial Network 2016 Ltd. (e)	340,545	25,000
		7,417,560
Insurance - 1.3%
Admiral Group PLC	6,150,440	262,934
AIA Group Ltd.	2,050,535	25,092
American International Group, Inc.	4,201,461	194,150
Arthur J. Gallagher & Co.	490,405	61,188
Chubb Ltd.	2,029,049	320,529
Direct Line Insurance Group PLC	3,224,915	13,929
Fairfax Financial Holdings Ltd. (sub. vtg.)	116,671	50,927
Hartford Financial Services Group, Inc.	889,738	59,426
Intact Financial Corp.	266,001	32,597
Intact Financial Corp. rights 12/31/21 (a)(d)(e)	170,200	18,216
Oscar Health, Inc. Class A	3,116,567	75,396
Progressive Corp.	3,017,197	288,474
The Travelers Companies, Inc.	1,595,124	239,907
		1,642,765

TOTAL FINANCIALS		15,187,981

HEALTH CARE - 11.2%
Biotechnology - 2.2%
23andMe, Inc. (a)(d)	166,622	3,420
AbbVie, Inc.	5,471,136	592,086
Acceleron Pharma, Inc. (a)	207,650	28,159
Allovir, Inc. (a)	911,102	21,320
Alnylam Pharmaceuticals, Inc. (a)	338,057	47,730
Argenx SE ADR (a)	77,932	21,462
Cullinan Oncology, Inc.	254,151	10,590
Generation Bio Co.	335,758	9,556
Genmab A/S (a)	43,521	14,319
Idorsia Ltd. (a)	3,282,370	88,002
Innovent Biologics, Inc. (a)(c)	6,888,363	69,866
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(e)	105,983	0
Kodiak Sciences, Inc. (a)	226,541	25,687
Mirati Therapeutics, Inc. (a)	235,464	40,335
Moderna, Inc. (a)	72,298	9,467
Nuvation Bio Pvt, Inc.	7,016,001	65,985
Passage Bio, Inc. (a)	635,894	11,115
Regeneron Pharmaceuticals, Inc. (a)	2,068,130	978,515
Replimune Group, Inc. (a)	151,920	4,635
Revolution Medicines, Inc. (a)	606,004	27,803
TG Therapeutics, Inc. (a)	248,139	11,960
Turning Point Therapeutics, Inc. (a)	639,281	60,470
Vertex Pharmaceuticals, Inc. (a)	3,427,440	736,523
Zai Lab Ltd. (a)	541,748	73,004
		2,952,009
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	4,836,163	579,566
Danaher Corp.	4,011,423	902,891
DexCom, Inc. (a)	590,365	212,171
Edwards Lifesciences Corp. (a)	1,826,544	152,772
Envista Holdings Corp. (a)	2,261,651	92,275
Hologic, Inc. (a)	2,447,578	182,051
Intuitive Surgical, Inc. (a)	576,855	426,261
Medtronic PLC	850,584	100,479
Sonova Holding AG Class B	144,161	38,193
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	3,280,735	26,608
West Pharmaceutical Services, Inc.	80,423	22,662
		2,735,929
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	476,173	56,222
Guardant Health, Inc. (a)	454,503	69,380
HCA Holdings, Inc.	428,335	80,673
Henry Schein, Inc. (a)	392,752	27,194
Laboratory Corp. of America Holdings (a)	292,508	74,598
McKesson Corp.	200,922	39,188
Oak Street Health, Inc. (a)	1,290,100	70,014
Owens & Minor, Inc.	1,105,075	41,540
Patterson Companies, Inc.	2,743,075	87,641
Surgery Partners, Inc. (a)	694,865	30,755
UnitedHealth Group, Inc.	11,065,530	4,117,152
		4,694,357
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	879,919	229,870
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	209,681	37,952
Bio-Rad Laboratories, Inc. Class A (a)	323,867	184,983
Bio-Techne Corp.	29,419	11,236
Eurofins Scientific SA (a)	802,737	76,731
IQVIA Holdings, Inc. (a)	697,473	134,710
Mettler-Toledo International, Inc. (a)	492,581	569,271
PerkinElmer, Inc.	68,634	8,805
Thermo Fisher Scientific, Inc.	1,535,534	700,787
Waters Corp. (a)	37,602	10,685
WuXi AppTec Co. Ltd. (H Shares) (c)	836,922	16,460
		1,751,620
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	2,973,088	187,691
Eli Lilly & Co.	6,196,896	1,157,704
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	9,941,854	47,637
Horizon Therapeutics PLC (a)	3,940,098	362,647
Jazz Pharmaceuticals PLC (a)	1,115,921	183,424
Nuvation Bio, Inc. (d)	3,572,265	35,464
Royalty Pharma PLC	4,098,610	178,781
Supernus Pharmaceuticals, Inc. (a)	343,057	8,981
UCB SA	658,742	62,666
Zoetis, Inc. Class A	1,169,559	184,182
		2,409,177

TOTAL HEALTH CARE		14,772,962

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.2%
HEICO Corp. Class A	418,954	47,593
Northrop Grumman Corp.	36,448	11,796
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	347,648	146,009
Class C (a)(d)(e)	12,991	5,456
The Boeing Co.	238,135	60,658
		271,512
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	3,935,185	668,942
Airlines - 0.0%
Southwest Airlines Co.	182,380	11,136
Building Products - 0.6%
Carrier Global Corp.	1,681,725	71,002
Fortune Brands Home & Security, Inc.	3,515,459	336,851
The AZEK Co., Inc.	620,732	26,102
Toto Ltd.	3,285,717	202,223
Trane Technologies PLC	1,047,221	173,378
		809,556
Commercial Services & Supplies - 0.3%
Cintas Corp.	625,904	213,627
Clean TeQ Holdings Ltd. (a)(b)(f)	4,535,920	10,026
GFL Environmental, Inc. (b)	501,522	17,528
TulCo LLC (a)(d)(e)(g)	140,771	114,706
		355,887
Electrical Equipment - 0.6%
Acuity Brands, Inc.	639,619	105,537
AMETEK, Inc.	447,041	57,101
Shoals Technologies Group, Inc.	241,688	8,406
Vestas Wind Systems A/S	2,917,923	601,929
		772,973
Industrial Conglomerates - 0.3%
General Electric Co.	33,229,110	436,298
Machinery - 0.5%
Deere & Co.	1,017,416	380,656
IDEX Corp.	136,067	28,482
Illinois Tool Works, Inc.	48,831	10,817
Ingersoll Rand, Inc. (a)	802,571	39,495
Otis Worldwide Corp.	588,031	40,251
PACCAR, Inc.	1,673,009	155,456
Pentair PLC	399,199	24,878
		680,035
Professional Services - 0.2%
Clarivate Analytics PLC (a)	5,568,641	146,956
CoStar Group, Inc. (a)	12,836	10,550
Experian PLC	426,201	14,683
Thomson Reuters Corp.	571,979	50,107
		222,296
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	1,049,767	400,961
Uber Technologies, Inc. (a)	1,010,113	55,061
Union Pacific Corp.	1,708,801	376,637
		832,659

TOTAL INDUSTRIALS		5,061,294

INFORMATION TECHNOLOGY - 31.1%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	22,278,813	1,469,733
CDW Corp.	337,882	56,004
Keysight Technologies, Inc. (a)	297,265	42,628
Samsung SDI Co. Ltd.	144,665	85,384
Zebra Technologies Corp. Class A (a)	297,947	144,558
		1,798,307
IT Services - 7.4%
Accenture PLC Class A	3,220,580	889,685
Adyen BV (a)(c)	225,637	503,488
ASAC II LP (a)(d)(e)	39,494,500	6,635
MasterCard, Inc. Class A	3,832,528	1,364,572
MongoDB, Inc. Class A (a)	1,182,318	316,187
Okta, Inc. (a)	2,915,837	642,738
PayPal Holdings, Inc. (a)	7,968,058	1,934,963
Shopify, Inc. Class A (a)	713,336	787,542
Snowflake Computing, Inc. (b)	323,320	74,131
Snowflake Computing, Inc. Class B (c)	88,269	20,238
Square, Inc. (a)	826,202	187,589
Twilio, Inc. Class A (a)	608,079	207,209
Visa, Inc. Class A (b)	13,497,141	2,857,750
Wix.com Ltd. (a)	60,992	17,030
		9,809,757
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	9,297,935	729,888
Analog Devices, Inc.	1,898,052	294,350
Applied Materials, Inc.	2,304,105	307,828
ASML Holding NV	175,012	108,045
Intel Corp.	4,789,703	306,541
KLA Corp.	69,681	23,023
Lam Research Corp.	1,356,729	807,579
Lattice Semiconductor Corp. (a)	1,871,882	84,272
Marvell Technology Group Ltd.	3,460,247	169,483
Microchip Technology, Inc.	241,472	37,481
NVIDIA Corp.	4,121,782	2,200,743
NXP Semiconductors NV	684,590	137,835
Qorvo, Inc. (a)	1,662,228	303,689
Qualcomm, Inc.	13,884,758	1,840,980
Semtech Corp. (a)	1,551,422	107,048
Skyworks Solutions, Inc.	1,234,875	226,575
Synaptics, Inc. (a)(f)	2,166,476	293,384
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	427,860	50,607
Texas Instruments, Inc.	722,299	136,507
		8,165,858
Software - 12.9%
Adobe, Inc. (a)	6,354,708	3,020,838
Affirm, Inc.	5,148,069	327,664
Atlassian Corp. PLC (a)	2,242,335	472,595
Cadence Design Systems, Inc. (a)	1,293,554	177,204
Cloudflare, Inc. (a)	8,207,073	576,629
Coupa Software, Inc. (a)	260,720	66,348
Crowdstrike Holdings, Inc. (a)	214,364	39,124
Datadog, Inc. Class A (a)	1,042,767	86,904
DocuSign, Inc. (a)	88,747	17,967
Dropbox, Inc. Class A (a)	3,901,438	104,012
Duck Creek Technologies, Inc. (a)(b)	852,470	38,480
Dynatrace, Inc. (a)	2,176,099	104,975
Epic Games, Inc. (d)(e)	123,700	109,475
Fortinet, Inc. (a)	137,643	25,384
Intuit, Inc.	862,329	330,324
Microsoft Corp.	29,841,222	7,035,665
Nuance Communications, Inc. (a)	255,345	11,143
Qualtrics International, Inc.	621,007	20,437
Salesforce.com, Inc. (a)	18,123,589	3,839,845
ServiceNow, Inc. (a)	758,101	379,134
Tanium, Inc. Class B (a)(d)(e)	6,742,751	76,835
Workday, Inc. Class A (a)	190,795	47,399
Xero Ltd. (a)	404,379	38,863
Zoom Video Communications, Inc. Class A (a)	42,500	13,655
Zscaler, Inc. (a)	79,415	13,633
		16,974,532
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	33,140,638	4,048,129
Dell Technologies, Inc. (a)	881,087	77,668
Logitech International SA (b)	103,226	10,787
Samsung Electronics Co. Ltd.	1,244,900	90,398
		4,226,982

TOTAL INFORMATION TECHNOLOGY		40,975,436

MATERIALS - 1.9%
Chemicals - 0.6%
Growmax Resources Corp. (a)(c)(e)	2,911,036	127
LG Chemical Ltd.	10,521	7,557
PPG Industries, Inc.	218,042	32,763
Sherwin-Williams Co.	985,378	727,219
Westlake Chemical Corp.	410,567	36,454
		804,120
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	1,513,279	63,603
Metals & Mining - 1.3%
ArcelorMittal SA Class A unit (a)(b)	1,465,406	42,746
B2Gold Corp.	45,972,080	197,906
Barrick Gold Corp. (Canada)	12,225,378	242,523
First Quantum Minerals Ltd.	999,235	19,043
Franco-Nevada Corp.	4,225,485	529,539
Freeport-McMoRan, Inc.	6,258,797	206,102
Gatos Silver, Inc.	2,802,910	27,945
Ivanhoe Mines Ltd. (a)	43,240,772	222,621
Ivanhoe Mines Ltd. (a)(c)	12,457,048	64,134
Novagold Resources, Inc. (a)	6,914,728	60,305
Nucor Corp.	853,568	68,516
POSCO sponsored ADR	158,535	11,446
		1,692,826

TOTAL MATERIALS		2,560,549

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	1,757,539	48,860
Prologis (REIT), Inc.	155,979	16,534
		65,394
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)(e)	53,694	637

TOTAL REAL ESTATE		66,031

UTILITIES - 0.2%
Electric Utilities - 0.2%
PG&E Corp. (a)	18,747,764	219,536
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	2,270,178	60,863

TOTAL UTILITIES		280,399

TOTAL COMMON STOCKS
(Cost $46,281,787)		128,379,532

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Rad Power Bikes, Inc.:
Series A (d)(e)	337,463	1,628
Series C (d)(e)	1,327,879	6,405
Rivian Automotive, Inc. Series F (d)(e)	954,421	35,170
		43,203
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (d)(e)	55,517	13,864
Zomato Pvt Ltd.:
Series B (d)(e)	67	357
Series E (d)(e)	448,833	0
Series G (d)(e)	451	2,405
Series J7 (d)(e)	3,182	16,965
		33,591
Specialty Retail - 0.1%
Aurora Innovation, Inc. Series B (a)(d)(e)	2,121,140	41,702
Fanatics, Inc. Series E (d)(e)	1,673,822	58,366
		100,068
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	342,405	3,931
Series B (a)(d)(e)	60,155	691
Series C (a)(d)(e)	574,905	6,600
Series Seed (a)(d)(e)	183,970	2,112
		13,334
TOTAL CONSUMER DISCRETIONARY		190,196
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (d)(e)	379,681	6,918
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)	664,987	13,649
Series F (a)(d)	3,348,986	68,740
Series F1 (d)	754,793	15,493
ElevateBio LLC Series C (d)(e)	3,224,900	13,528
Intarcia Therapeutics, Inc. Series CC (a)(d)(e)	2,100,446	0
		111,410
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	35,877,127	1,409
Lyra Health, Inc. Series E (d)(e)	492,700	13,534
		14,943
TOTAL HEALTH CARE		126,353
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series D (d)(e)	1,673,085	24,974
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	558,215	234,445
Series H (a)(d)(e)	120,282	50,517
Series N (d)(e)	428,458	179,948
		489,884
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (d)(e)	1,317,166	42,978
Commercial Services & Supplies - 0.0%
ZenPayroll, Inc. Series D (a)(d)(e)	2,436,137	32,431
TOTAL INDUSTRIALS		565,293
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
ByteDance Ltd. Series E1 (d)(e)	653,587	71,616
Software - 0.1%
Carbon, Inc.:
Series D (a)(d)(e)	915,425	33,724
Series E (a)(d)(e)	81,735	3,050
Delphix Corp. Series D (a)(d)(e)	3,712,687	30,110
Nuro, Inc. Series C (d)(e)	3,293,118	42,990
Stripe, Inc. Series H (d)(e)	190,300	7,636
		117,510
TOTAL INFORMATION TECHNOLOGY		189,126
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (a)(d)(e)	14,154,085	74,592
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(d)(e)	5,464,465	64,778
Series F (a)(d)(e)	253,732	3,008
		67,786

TOTAL CONVERTIBLE PREFERRED STOCKS		1,220,264

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	18,932	277
Series B (d)(e)	331,469	4,855
Series C (d)(e)	6,729	99
Series D (d)(e)	1,184,131	17,345
		22,576
TOTAL PREFERRED STOCKS
(Cost $1,016,832)		1,242,840
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $9,273)(d)(e)	9,273	11,796
	Shares	Value (000s)

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.06% (h)	2,422,711,446	2,423,196
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	378,231,320	378,269
TOTAL MONEY MARKET FUNDS
(Cost $2,801,464)		2,801,465
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $50,109,356)		132,435,633
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(657,169)
NET ASSETS - 100%		$131,778,464

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $909,586,000 or 0.7% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,009,803,000 or 1.5% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
23andMe, Inc. Series F1	12/9/20	$13,096
Acrisure Holdings, Inc. Series B	3/22/21	$6,918
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Allbirds, Inc. Series Seed	10/9/18	$2,018
ASAC II LP	10/10/13	$3,041
Aurora Innovation, Inc. Series B	3/1/19	$19,600
ByteDance Ltd. Series E1	11/18/20	$71,616
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$2,288
Cazoo Holdings Ltd.	9/30/20	$7,951
Cazoo Holdings Ltd. Series A	9/30/20	$260
Cazoo Holdings Ltd. Series B	9/30/20	$4,544
Cazoo Holdings Ltd. Series C	9/30/20	$92
Cazoo Holdings Ltd. Series D	9/30/20	$16,234
Coinbase, Inc.	2/25/21 - 3/5/21	$41,005
Coupang Corp. unit	6/12/20	$18,669
Delphix Corp. Series D	7/10/15	$33,414
ElevateBio LLC Series C	3/9/21	$13,528
Epic Games, Inc.	7/13/20 - 7/30/20	$71,128
Fanatics, Inc. Series E	8/13/20	$28,940
Get Heal, Inc. Series B	11/7/16	$10,944
GoBrands, Inc. Series G	3/2/21	$13,864
High Power Exploration, Inc. Series A	11/15/19 - 3/4/21	$74,592
Intact Financial Corp. rights 12/31/21	11/13/20	$17,419
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$9,273
Lyra Health, Inc. Series E	1/14/21	$13,534
Nuro, Inc. Series C	10/30/20	$42,990
Nuvation Bio, Inc.	2/10/21	$35,723
On Holding AG	2/6/20	$23,693
Rad Power Bikes, Inc.	1/21/21	$12,486
Rad Power Bikes, Inc. Series A	1/21/21	$1,628
Rad Power Bikes, Inc. Series C	1/21/21	$6,405
Relativity Space, Inc. Series D	11/20/20	$24,974
Rivian Automotive, Inc. Series F	1/19/21	$35,170
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$52,558
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Space Exploration Technologies Corp. Series N	8/4/20	$115,684
Stripe, Inc. Series H	3/15/21	$7,636
Tanium, Inc. Class B	4/21/17 - 9/18/20	$57,901
TulCo LLC	8/24/17 - 9/7/18	$49,390
WeWork Companies, Inc. Class A	6/23/15	$1,766
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735
ZenPayroll, Inc. Series D	7/16/19	$32,431
Zipline International, Inc. Series E	12/21/20	$42,978
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$6,906
Zomato Pvt Ltd. Series B	1/22/21	$276
Zomato Pvt Ltd. Series E	1/22/21	$0
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$1,860
Zomato Pvt Ltd. Series J7	12/9/20	$12,960

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$403
Fidelity Securities Lending Cash Central Fund	330
Total	$733

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Clean TeQ Holdings Ltd.	$9,033	$--	$333	$--	$58	$1,268	$10,026
Synaptics, Inc.	211,308	6,527	9,160	--	5,180	79,529	293,384
Total	$220,341	$6,527	$9,493	$--	$5,238	$80,797	$303,410

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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